Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Footnote) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of interest rate swap agreements	$ 15,800	$ 21,700
Level 2 [Member] | BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate	8.00%
Estimate of Fair Value Measurement [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable	$ 10,944	$ 16,427